Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Do not accrue interest	$ 71,902	$ 64,184
Principal	1,950,885	1,729,512
Total Borrowings	2,022,787	1,793,696
Less than 1 year [Member]
Statement [Line Items]
Do not accrue interest	40,796	33,746
Principal	524,349	681,749
Between 1 and 2 years [Member]
Statement [Line Items]
Do not accrue interest	28,023	1,807
Principal	306,715	229,652
Between 2 and 3 years [Member]
Statement [Line Items]
Do not accrue interest	281	23,977
Principal	301,772	251,655
Between 3 And 4 Years [Member]
Statement [Line Items]
Do not accrue interest	0	8
Principal	122,621	10,864
Between 4 And 5 Years [Member]
Statement [Line Items]
Do not accrue interest	2,511	0
Principal	6,722	92,955
More Than 5 Years [Member]
Statement [Line Items]
Do not accrue interest	291	4,646
Principal	$ 688,706	$ 462,637